LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY (Details 5) € in Thousands, shares in Thousands			12 Months Ended
	Apr. 15, 2025	Apr. 15, 2024 BRL (R$) shares	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)	Aug. 31, 2025 BRL (R$)	Sep. 26, 2024 BRL (R$)	Sep. 26, 2024 EUR (€)	Dec. 31, 2023 BRL (R$)	Jul. 14, 2022 BRL (R$) shares
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Acquisition related loan completion time for use purposes			18 months
Weighted annual interest rate on lease contracts			12.92%	12.17%
Average maturity on lease contracts			4 years 10 months 9 days	5 years 1 month 13 days
Percentage of distribution of resources to the Company's shareholders as a percentage of the share capital			15.00%
Threshold percentage for disposal of assets triggering early maturity			15.00%
Reimbursement period			20 years
Reference interest rate (SELIC)			14.33%	10.88%
Loans and financing			R$ 20,346,681,000	R$ 20,746,530,000
Senior shares in the Vivo Money FIDCs and the loan agreement of the subsidiary CloudCo Brasil			127,620,000	117,143,000
Loan agreement between CloudCo Brasil and TCCT						R$ 44,991,000	€ 7,394
Swap contracted and fixed interest for CDI						1.795%	1.795%
Fair value of Loan agreement between CloudCo Brasil and TCCT			49,297,000	49,025,000
State of Rio Grande do Sul Amnesty Program
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Amnesty and Refinancing Programs for ICMS			R$ 73,593,000
Number Of Installments For Payments Offered	18		18
Balance of contractual costs incurred			R$ 38,522,000
State of Minas Gerais Amnesty Program
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Amnesty and Refinancing Programs for ICMS			54,646,000
Balance of contractual costs incurred			16,437,000
Payments of installment agreements			2,732,000
Remaing balance of Amnesty and Refinancing Programs for ICMS			51,913,000
Initial balance when joining installment			35,320,000
Down payment when joining installment			2,943,000
States of São Paulo and Paraná Amnesty Program
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Amnesty and Refinancing Programs for ICMS				R$ 484,654,000
Number Of Installments For Payments Offered				60
Balance of contractual costs incurred			350,346,000	R$ 444,262,000
Liabilities for the acquisition of a company - Vita IT | Telefnica Infraestrutura e Segurana Ltda.
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Total consideration for acquisition			196,835,000					R$ 110,220,000
Capital contribution made			42,000,000
Consideration based on contractual clauses			40,463,000	63,579,000
Vale Saúde Sempre | POP Internet Ltda ("POP")
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Total consideration for acquisition			62,033,000
Capital contribution made			37,029,000
Consideration based on contractual clauses			4,090,000	3,578,000
Business combination – IPNET
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Loans and financing			R$ 1,761,000	4,886,000
Percentage of Loan (CDI) with Caixa Economica Federal			2.92%
Business combination – IPNET | Cloudco [Member]
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Total consideration for acquisition			R$ 223,799,000
Capital contribution made			60,007,000
Consideration based on contractual clauses			170,626,000	R$ 166,192,000
Business combination – Samauma
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Loans and financing			1,913,000
Business combination – Samauma | Terra Networks
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Total consideration for acquisition			66,451,000
Capital contribution made			22,000,000		R$ 4,655,000
Consideration based on contractual clauses			R$ 44,629,000
Number of days prior to the actual payment			10
Business combination – Cyber | TIS
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Total consideration for acquisition			R$ 232,000,000
Capital contribution made			212,000,000
Consideration based on contractual clauses			16,491,000
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil")
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Principal amount		R$ 1,000
Non-convertible debentures, of the unsecured type
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Number of debentures issued | shares									3,500
Nominal unit value									R$ 1,000
Principal amount									R$ 3,500,000,000
Borrowings, adjustment to interest rate basis		7.36%
Business days considered for the adjustment to the updated nominal value of the debentures				252
Non-convertible debentures, of the unsecured type | FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil")
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Number of debentures issued | shares		865,000
Principal amount		R$ 865,000,000
Total term of the debentures		10
Total installments to the Company				R$ 5
1st series
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Principal amount			R$ 1,500,000,000
Borrowings, adjustment to interest rate basis			1.12%
2nd series
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Principal amount			R$ 2,000,000,000
Borrowings, adjustment to interest rate basis			1.35%
Loan and financing
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Loans and financing			R$ 1,846,862,000	1,804,710,000
Loan and financing | Liabilities for the acquisition of a company
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Loans and financing			276,299,000	233,349,000
Tax Refinancing and Amnesty Program
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Loans and financing			405,305,000	444,362,000
Financing - Financial institutions
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Loans and financing			R$ 3,674,000	4,886,000
Vivo Pay FIDCs | Vivo Money I Credit Rights Investment Fund
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Number of days prior to the actual payment			252
Vivo Pay FIDCs subscription of senior shares			R$ 20,000,000	38,093,000
Remuneration percentage of CDI			100.00%
Percentage of spread			3.75%
Contribution through the subscription of senior shares			R$ 78,323,000	R$ 68,118,000
Desenrola Program
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Loans and financing			R$ 173,796,000
Monthly interest rate			1.43%